Offerings - Offering: 1	Feb. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	class A common stock, $0.001 par value per share
Amount Registered | shares	1,557,712
Proposed Maximum Offering Price per Unit	129.02
Maximum Aggregate Offering Price	$ 200,976,002.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,754.79
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Consists of 1,557,712 shares that were issuable upon the vesting of equity awards granted under the Strategy Inc 2023 Equity Incentive Plan, as amended (the "2023 Plan") that were canceled or forfeited and returned to the 2023 Plan, and are now available for issuance under the 2023 Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the registrant's class A common stock as reported on the Nasdaq Global Select Market on February 17, 2026.